Leases	12 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Leases
38.
Leases

Group as a lessee

The Group has entered into leases for its offices and leasehold lands. These leases generally have lease terms of 5 to 35 years. The Group also has certain leases of regional offices and office equipment with lease terms of 12 months or less and lease of office equipments with low value. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases. Set out below are the carrying amounts of lease liabilities carried at amortised cost and the movements during the year:

	For the year ended March 31,
Particulars	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Opening balance	3,454	6,169	8,345	98
Additions	2,725	2,266	924	11
Capitalised during the year	108	145	244	3
Accretion of interest	416	690	615	7
Disposal of subsidiaries	—	(337)	(206)	(2)
Payments	(534)	(588)	(663)	(8)
Closing balance	6,169	8,345	9,259	108

Current	698	868	977	11
Non-current	5,471	7,477	8,282	97

Notes:

a)
There are no restrictions or covenants imposed by leases.
b)
Refer Note 33 for rental expense recorded for short-term and low value leases.
c)
There are no amounts payable toward variable lease expense recognised for the years ended March 31, 2025, 2024 and 2023.
d)
The maturity analysis of lease liabilities are disclosed in Note 46.
e)
There are no leases which have not yet commenced to which the lessee is committed.
f)
The effective interest rate for lease liabilities is 9.09% to 9.30% (March 31, 2024: 9.30%, March 31, 2023: 9.62%).

Group as a lessor

As described in Note 52(a), the Group entered into Transmission Services Agreements (TSAs) to set-up two transmission projects on Build, Own, Operate and Maintain (BOOM) basis for a 35-year period as against the economic useful life of 50 years. As more fully explained in note 52(a), pursuant to change in the regulations, the Group had assessed in the previous year and concluded that IFRIC 12 accounting was no longer applicable to these TSAs; rather, these TSAs would contain a lease of Transmission Line under IFRS 16, in addition to service element under IFRS 15. The said lease is assessed to be in the nature of the operating lease.

Both the agreements provide for fixed lease rentals that progressively reduce for the first 8 years and then remain constant for remainder of the TSA tenure, subject only to the Group ensuring minimum specified availability of the asset.

The rental income recognised by the Group on straight-line basis during the year ended March 31, 2025 is INR 929 (March 31, 2024: INR 204; March 31, 2023: INR Nil). Future minimum rentals receivable under non-cancellable operating leases as at March 31, 2025 are: (i) Within one year- INR 1,074 (ii) between 1 - 2 years - INR 1,071 , (iii) between 2 - 3 years - INR 1,071, (iv) between 3 - 4 years - INR 1,032, (v) between 4 - 5 years - INR 968 and (vi) More than 5 years - INR 22,164 (March 31, 2024 are: (i) Within one year- INR 1,075, (ii) between 1 - 2 years - INR 1,073, (iii) between 2 - 3 years - INR 1,071, (iv) between 3 - 4 years - INR 1,071, (v) between 4 - 5 years - INR 1,014, and (vi) More than 5 years - INR 23,005).